ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 8) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365	$ 7,326,372
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	99,222	104,182
Mortgage Bonds [Member] | Due within 1 year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	4,541	4,318
Mortgage Bonds [Member] | Due after 1 year but within 2 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,291	6,932
Mortgage Bonds [Member] | Due after 2 years but within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,526	7,156
Mortgage Bonds [Member] | Due after 3 years but within 4 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	7,769	7,386
Mortgage Bonds [Member] | Due after 4 years but within 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	8,019	7,626
Mortgage Bonds [Member] | Due after 5 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 64,076	$ 70,764